BANK LOANS (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule Of Short Term Bank Debt [Table Text Block]	Bank loans consist of the following:
	December 31,
	2012	2011

Short-term bank loans	$9,712,118	$8,918,440

Schedule Of Short Term Bank Loan Outstanding [Table Text Block]

The details of the short term bank loans outstanding as of December 31, 2012 are as follows:

Name of bank	Outstanding loan amount	Current annualized interest rate	Nature of loans	Term of loans	Collateral

China CITIC	US$1,605,110	China Central Bank	Term loan	March 30, 2012 to	Related party and
Bank, Dalian	(RMB10,000,000)	benchmark annual		March 29, 2013	third party
Branch (“China		rate of 6.31% plus			guarantees
CITIC”)		30% (equals to 8.20%)

Shanghai Pudong Development Bank(“SPDB”	US$2,780,854 (RMB17,235,000)	China Central Bank benchmark half-year rate of 5.6.% plus 30% (equals to 7.28%)	Revolving loan	August 30, 2012 to August 12, 2013	Mortgages on land use right, other plant and equipment

Shenzhen	US$2,407,666	China Central Bank	Term loan	March 26, 2012 to	Related party and
Development	(RMB15,000,000)	benchmark annual		March 25, 2013	third party
Bank (“SDB”)		rate of 6.31% plus			guarantees
30% (equals to 8.20%)

	US$2,436,955	Annual rate of 6.00%	Export loans	March 7, 2012 to	Related party and
	(RMB15,182,471)			March 6, 2013	third party
guarantees

Industrial and Commercial Bank of China Limited (“ICBC”)	US$ 481,533 (RMB3,000,000)	China Central Bank benchmark half-year rate of 5.6.% plus 30% (equals to 7.28%)	Term loan	October 1, 2012 to September 30, 2013	Mortgages on account receivable
Total	US$ 9,712,118

The details of the short term bank loans outstanding as of December 31, 2011 are as follows:

	Outstanding loan	Current Annualized	Nature of
Name of bank	amount	interest rate	loans	Term of loans	Collateral

China CITIC	US$794,420 (RMB5,000,000)	China Central Bank benchmark annual rate of 6.31% plus 30% (equal to 8.20%)	Term loan	April 1, 2011 to March 30, 2012	Related party and third party guarantees

	US$794,420 (RMB5,000,000)	China Central Bank benchmark annual rate of 6.31% plus 30% (equal to 8.20%)	Term loan	April 1, 2011 to March 23, 2012	Related party and third party guarantees

SPDB	US$3,165,605 (RMB19,924,000)	China Central Bank benchmark half-year rate of 5.85% plus 20% (equal to 7.02%)	Revolving loan	August 5, 2011 to August 1, 2012	Mortgages on land use right, other plant and equipment

SDB	US$1,191,630 (RMB7,500,000)	China Central Bank benchmark annual rate of 6.31%	Revolving loan	April 29, 2011 to April 28, 2012	Related party and third party guarantees

	US$1,191,630 (RMB7,500,000)	China Central Bank benchmark annual rate of 6.31%	Revolving loan	April 27, 2011 to April 26, 2012	Related party and third party guarantees

	US$1,246,885 (RMB7,847,771)	LIBOR plus 3 bps (equal to 4.5%)	Export loans	January 27, 2011 to January 26, 2012	Related party and third party guarantees

ICBC	US$476,652 (RMB3,000,000)	China Central Bank benchmark annual rate of 8.528%	Revolving loan	September 29, 2011 to September 14, 2012	Factoring business on account receivables

	US$28,599 (RMB180,000)	China Central Bank benchmark annual rate of 8.528%	Revolving loan	November 16, 2011 to May 15, 2012	N/A

	US$28,599 (RMB180,000)	China Central Bank benchmark annual rate of 7.73%	Revolving loan	November 16, 2011 to May 15, 2012	N/A
Total	US$ 8,918,440